                     COLUMBIA FUNDS VARIABLE INSURANCE TRUST
                Supplement to the Prospectuses dated May 1, 2006
                       Columbia Asset Allocation Fund, VS
                                  (the "Fund")

     The paragraphs describing the portfolio managers for the non-investment grade bonds sleeve of the Fund under the section MANAGING THE FUND:
     PORTFOLIO MANAGERS are restated in their entirety to reflect the current management of that team:

Non-Investment grade bonds

Kevin L. Cronk, a senior vice president of Columbia Advisors, is a co-manager for the Fund and has co-managed the Fund since November, 2006. Mr. Cronk has been associated with Columbia Advisors or its predecessors since August, 1999.

Thomas A. LaPointe, a senior vice president of Columbia Advisors, is a co-manager for the Fund and has co-managed the Fund since November, 2006. Mr. LaPointe has been associated with Columbia Advisors or its predecessors since February, 1999.

                                                                November 8, 2006

                     COLUMBIA FUNDS VARIABLE INSURANCE TRUST
                       COLUMBIA ASSET ALLOCATION FUND, VS
                                  (the "Fund")
     Supplement to the Statement of Additional Information dated May 1, 2006

     Effective immediately, the following information as pertains to the investment grade bonds sleeve of the Fund is revised as follows:

     . The following is added to the table under the heading "Other Accounts Managed by the Portfolio Managers":

    Portfolio          Other SEC-registered open-        Other pooled investment        Other accounts
    Manager             end and closed-end funds                vehicles
-------------------------------------------------------------------------------------------------------------
                         Number of                    Number of                     Number of
                         accounts        Assets        accounts       Assets         accounts       Assets
-------------------------------------------------------------------------------------------------------------
Kevin L. Cronk*             12        $8.4 billion       10**      $1.1 billion         5        $424 million
Thomas A. LaPointe*         12         8.4 billion       10**      $1.1 billion         5         424 million

*Account information is provided as of September 30, 2006.

**Included among these accounts are four accounts, totaling $809 million in assets that include an advisory fee based on performance.

     . The following is added to the table under the heading "Ownership of Securities":

                                       Dollar Range of Equity Securities
           Portfolio Manager           in the Fund Beneficially Owned
------------------------------------------------------------------------
Kevin L. Cronk*                                   None
Thomas A. LaPointe*                               None

*Account information is provided as of September 30, 2006.

     .    The following is added to the table under the heading "Compensation":

     Portfolio Manager                Peer Group                Performance Benchmark
--------------------------------------------------------------------------------------------
Kevin L. Cronk            Lipper Moderate Allocation             S&P 500 Index (60%)
                                    Category            Lehman Brothers Aggregate Bond (40%)
Thomas A. LaPointe        Lipper Moderate Allocation             S&P 500 Index (60%)
                                    Category            Lehman Brothers Aggregate Bond (40%)

                                                                November 8, 2006